Note 6 - Available For Sale Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Disclosure Text Block [Abstract]
Note 6 - Available For Sale Securities

NOTE 5—AVAILABLE-FOR-SALE SECURITIES

On December 10, 2015, we acquired a 1.083% interest in Duby, LLC for $32,500. Duby is a social media application focused on cannabis consumers. As part of the acquisition, Duby plans to assist in the promotion of our products and services on its platform. We purchased the interest in Duby as part of ongoing negotiations for the joint marketing and promotion of our respective products. The purchase is being accounted for according to ASC 320, Debt and Equity Securities, as available-for-sale securities and has been recorded at cost. As Duby is not a public company with active trading by which the investment could be valued at March 31, 2017, we performed an impairment analysis and determined that as of March 31, 2017, there had been no impairment to the value of the purchased interest in Duby based on subsequent financings undertaken by Duby with third parties that substantiated the reported valuation.

On February 12, 2017, we acquired 2,500,000 shares of stock in Alliance Financial Network, Inc. (“AFN”) for $25,000. The shares were purchased pursuant to a non-binding letter of intent in which we were to acquire 100% of the assets of AFN. That letter of intent was terminated on May 9, 2017. As AFN is not a public company with active trading by which the investment could be valued at March 31, 2017, we performed an impairment analysis and determined that as of March 31, 2017, there had been no impairment to the value of the purchased interest in AFN.

NOTE 6—AVAILABLE FOR SALE SECURITIES

On December 10, 2015, we acquired a 1.083% interest in Duby, LLC for $32,500. Duby is a social media application focused on cannabis consumers. As part of the acquisition, Duby plans to assist in the promotion of our products and services on its platform. We purchased the interest in Duby as part of ongoing negotiations for the joint marketing and promotion of our respective products. The purchase is being accounted for according to ASC 320, Debt and Equity Securities, as available-for-sale securities and has been recorded at cost. As Duby is not a public company with active trading by which the investment could be valued at December 31, 2016, we performed an impairment analysis and determined that as of December 31, 2016, there had been no impairment to the value of the purchased interest in Duby based on subsequent financings undertaken by Duby with third parties that substantiated the reported valuation.